Acquisitions and disposals - Disclosure of Impact of Disposals (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of analysis of single amount of discontinued operations [line items]
Goodwill and intangible assets	€ 39,466	€ 40,489
Other non-current assets	911	942
Current assets	17,902	19,157
Liabilities	(54,502)	(56,120)
(Gain)/loss on recycling of currency retranslation on disposal	14	65
Profit/(loss) on sale attributable to Unilever	489	2,334
Consideration	578	4,606
Of which:
Cash	472	4,606
Cash balances of businesses sold	5	20
Non-cash items and deferred consideration	101	(20)
Property, plant and equipment	9,377	9,416
Total disposals
Disclosure of analysis of single amount of discontinued operations [line items]
Goodwill and intangible assets	56	948
Other non-current assets	55	1,075
Current assets	108	833
Liabilities	(144)	(649)
Net assets sold	75	€ 2,207
Of which:
Trade payables	123
Total disposals | Dollar Shave Club
Of which:
Property, plant and equipment	42
Trade and other receivables	8
Total disposals | Suave And Dollar Shave Club
Of which:
Inventories	€ 88